S000000780 [Member] Investment Objectives and Goals - Putnam Dynamic Asset Allocation Growth Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary Putnam Dynamic Asset Allocation Growth Fund
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks capital appreciation.